CASH AND CASH EQUIVALENTS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents
Cash and cash equivalents	$ 11,727,000	$ 11,727,000	$ 8,432,000
Cash and cash equivalents in DVB accounts (1)	927,000	927,000	0
Cash on vessels	27,000	27,000	14,000
Total cash and cash equivalents	12,681,000	12,681,000	$ 8,446,000
DVB Credit Facility
Credit Facility
Aggregate minimum liquidity requirement on pledged bank accounts	750,000	750,000
Drydock reserve account, excess funding limit	$ 3,600,000	$ 3,600,000
Term for excess earnings to be used to repay credit facility	36 months	36 months
Time from initial drawdown to begin consecutive quarterly installment payments	39 months	39 months
Required quarterly installment payments per facility	$ 200,000	$ 200,000